Average Annual Total Returns - Invesco SP MidCap 400 Revenue ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P MidCap 400® Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Feb. 20, 2008	10.73%	10.76%	10.67%	10.36%	10.45%	10.35%	6.46%	8.48%	8.76%	11.04%	11.19%	11.25%	13.66%	12.35%	11.51%